Benefit Plans - Pension Plans with Accumulated Benefit Obligation or Projected Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S. Pension Plans
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	$ 92.5	$ 76.3
Fair value of plan assets	17.5	14.5
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	92.5	76.3
Fair value of plan assets	17.5	14.5
Accumulated benefit obligation	85.1	73.1
Non-US Pension Plans
Pension plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	460.0	438.2
Fair value of plan assets	258.1	259.0
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	453.2	420.4
Fair value of plan assets	252.3	244.5
Accumulated benefit obligation	$ 440.9	$ 411.5